UNSECURED DEBT AND CROSS CURRENCY INTEREST RATE SWAPS - 2024 Term Loan (Details) $ in Thousands, $ in Millions	Dec. 19, 2018 USD ($)	Dec. 31, 2019 CAD ($)	Oct. 10, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 19, 2018 CAD ($)
Unsecured debentures and term loans, net
Principal issued and outstanding		$ 1,189,816		$ 1,202,414
2024 Term Loan
Unsecured debentures and term loans, net
Principal issued and outstanding		$ 239,816		$ 252,414
2024 Term Loan | Granite LP
Unsecured debentures and term loans, net
Principal issued and outstanding			$ 185.0
Proceeds from term loan	$ 185.0
Deferred financing costs					$ 800